CASH COLLATERAL, REVERSE REPURCHASE AGREEMENTS AND SECURITIES BORROWING AND PAYABLES FROM REPURCHASE AGREEMENTS AND SECURITIES LENDING, Repurchase Agreements (Details) S/ in Thousands, $ in Millions		12 Months Ended
		Dec. 31, 2022 PEN (S/)	Dec. 31, 2021 PEN (S/)		Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Repurchase agreement [Abstract]
Credit derivative, nominal amount		S/ 63,818,334	S/ 73,642,609
Minimum [Member]
Repurchase agreement [Abstract]
Borrowings, maturity		January 2023	January 2022
Maximum [Member]
Repurchase agreement [Abstract]
Borrowings, maturity		December 2031	March 2032
Libor 6M + 1.68% [Member]
Repurchase agreement [Abstract]
Term of fixed and variable rates		6 months	6 months
Debt instrument term of basis spread on variable rate		1.68%	1.68%
Accrued interest fixed and variable rates		0.50%	0.50%
Libor 6M + 1.90% [Member]
Repurchase agreement [Abstract]
Term of fixed and variable rates		6 months	6 months
Debt instrument term of basis spread on variable rate		1.90%	1.90%
Accrued interest fixed and variable rates		12.84%	6.73%
Cross Currency Swaps [Member] | Cash Flow Hedges [Member]
Repurchase agreement [Abstract]
Credit derivative, nominal amount		S/ 171,600	S/ 179,400		$ 45.0	$ 45.0
Cross Currency Swap Contract One [Member] | Cash Flow Hedges [Member]
Repurchase agreement [Abstract]
Credit derivative, nominal amount		95,300	99,700		$ 25.0	$ 25.0
Debt Instruments [Member]
Repurchase agreement [Abstract]
Financial liabilities		S/ 12,332,689	S/ 21,191,810
BCRP Reactiva Peru [Member] | Debt Instruments [Member]
Repurchase agreement [Abstract]
Description of presentation currency	[1]	Sol
Borrowings, maturity	[1]	May 2023 / December 2025	May 2023 / December 2025
Financial liabilities	[1]	S/ 6,981,698	S/ 14,994,230
BCRP [Member] | Debt Instruments [Member]
Repurchase agreement [Abstract]
Description of presentation currency		Sol
Borrowings, maturity		January 2023 / September 2025	January 2022 / September 2025	[1]
Financial liabilities		S/ 3,263,472	S/ 2,938,683
Banco Central de Bolivia [Member] | Debt Instruments [Member]
Repurchase agreement [Abstract]
Description of presentation currency		Boliviano
Borrowings, maturity		January 2023 / December 2023	February 2022 / December 2022
Financial liabilities		S/ 424,822	S/ 736,155
BCRP Reactiva Peru Especial [Member] | Debt Instruments [Member]
Repurchase agreement [Abstract]
Description of presentation currency	[1]	Sol
Borrowings, maturity	[1]	June 2023 / December 2025	June 2023 / December 2025
Financial liabilities	[1]	S/ 793,734	S/ 1,408,018
Bcrp nota [Member] | Debt Instruments [Member]
Repurchase agreement [Abstract]
Description of presentation currency	[2]	Sol
Borrowings, maturity	[2]	March 2023	March 2022 / March 2023
Financial liabilities	[2]	S/ 185,000	S/ 285,000
Natixis SA one [Member] | Debt Instruments [Member]
Repurchase agreement [Abstract]
Description of presentation currency		Sol
Borrowings, maturity		August 2028	August 2028
Financial liabilities		S/ 270,000	S/ 270,000
Banco de la Repblica de Colombia [Member] | Debt Instruments [Member]
Repurchase agreement [Abstract]
Description of presentation currency		Colombian peso
Borrowings, maturity		January 2023	January 2022
Financial liabilities		S/ 58,955	S/ 203,026
Citigroup Global Markets Limited one [Member] | Debt Instruments [Member]
Repurchase agreement [Abstract]
Description of presentation currency	[2]	U.S. Dollar
Borrowings, maturity	[2]	August 2026	August 2026
Financial liabilities	[2]	S/ 171,630	S/ 179,415
Natixis S.A Two [Member] | Debt Instruments [Member]
Repurchase agreement [Abstract]
Description of presentation currency	[3]	U.S. Dollar
Borrowings, maturity	[3]	August 2026	August 2026
Financial liabilities	[3]	S/ 95,350	S/ 99,675
Other Minors [Member] | Debt Instruments [Member]
Repurchase agreement [Abstract]
Financial liabilities		S/ 5,099	S/ 1,848
Other Minors [Member] | Debt Instruments [Member] | Minimum [Member]
Repurchase agreement [Abstract]
Borrowings, maturity		January 2023	January 2022
Accrued Interest [Member] | Debt Instruments [Member]
Repurchase agreement [Abstract]
Financial liabilities		S/ 82,929	S/ 75,760
Repurchase Agreements [Member]
Repurchase agreement [Abstract]
Fixed interest annual rate		0.50%
Agreement grace period		12 months
Maximum borrowings capacity		S/ 8,877,200	S/ 18,404,600

[1]	Comprised Agreement Transactions where BCP and MiBanco sell representing credit securities guaranteed by the BCRP, they receive soles and are obliged to buy them back at a later date. The credit representing securities with guarantee of the National Government may have the form of a portfolio of credit representing titles or of Certificates of Participation in trustee of the loan portfolio guaranteed by the National Government (Reactiva Especial). The BCRP will charge a fixed interest annual rate in soles of 0.5 percent for the operation and will include a grace period of twelve months without payment of interest or principal. As of December 2022, the total credits granted through the Reactiva Perú program is S/8,877.2 million (S/18,404.6 million, at December 31, 2021), see Note 7(a).
[2]	As of December 31, 2022 the Group maintains cross currency swaps (CCS) which were designated as a cash flow hedge of certain repurchase agreements in U.S. Dollar at variable rate for a notional amount of US$ 45.0 million, equivalent to S/ 171.6 million (approximately US$ 45.0 million, equivalent to S/179.4 million, as ofDecember 31, 2021). By means of these CCS, said repurchase agreements were economically converted to soles, see note 13(c).
[3]	As of December 31, 2022, the Group maintains a CCS which was designated as a cash flow hedge of a repurchase agreement in U.S. dollar at variable rate for a total notional amount of US$25.0 million, equivalent to S/95.3 million (approximately US$25.0 million, equivalent to S/99.7 million, as of December 31, 2021). By means of the CCS, said repurchase agreement was economically converted to soles at a fixed interest rate; see note 13(c).